Employee Benefit Plan, Summary of Accounting Policy (Details) - EBP001	Dec. 31, 2025	Dec. 31, 2024
EBP, Employer, Common Stock
EBP, Accounting Policy [Line Items]
Percentage of plan investments invested in Parent common stock	3.00%	3.00%
State St S&P 500 Index Sl Cl Ii Common Collective Trust
EBP, Accounting Policy [Line Items]
Percentage of plan investments invested in Parent common stock	18.00%	18.00%